Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
3. Summary of significant accounting policies

a)	Basis of presentation

These consolidated financial statements incorporate the financial statements of the Company and the entities controlled by the Company. These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:

·	Idaho-Maryland Mining Corporation
·	Emgold (US) Corp.

Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All significant intercompany transactions and balances have been eliminated.

b)	Foreign currency

These Financial Statements are presented in United States dollars (“$”), which is the Company’s functional and presentation currency. References to CDN$ represent Canadian dollars. The functional currency for the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates which is United States dollars. Transactions entered into by the Company’s subsidiary in a currency other than the currency of the primary economic environment in which it operates (its "functional currency") are recorded at the rates ruling when the transactions occur except depreciation and depletion which are translated at the rates of exchange applicable to the related assets, with any gains or losses recognized in the consolidated statements of loss and comprehensive income (loss).

Foreign currency monetary assets and liabilities are translated at current rates on the reporting date with the resulting gain or losses recognized in the consolidated statements of comprehensive income (loss). Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are recognized immediately in the consolidated statement of comprehensive income (loss). Non-monetary assets and liabilities are translated using historical exchange rates. Non-monetary assets and liabilities measured at fair value in a foreign currency are translated using the exchange rate at the date when the fair value is determined.

c)	Measurement uncertainty

The preparation of these Financial Statements, in conformity with IFRS, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period.

The Company’s estimates relate to the valuation and estimated useful lives of equipment, the measurement of stock-based compensation, the valuation of warrants, the valuation allowance for deferred tax assets and liabilities, valuation and recoverability of resource properties, and the valuation of shares issued for resource property. Actual results may differ from these estimates.

Depreciation and depletion of property, plant, and equipment assets are dependent upon estimates of useful lives and reserve estimates, both of which are determined with the exercise of judgment. The assessment of any impairment of property, plant, and equipment is dependent upon estimates of recoverable amounts taking into account factors such as reserves, economic and market conditions and the useful lives of assets. Provisions for environmental rehabilitations are recognised in the period in which they arise and are stated as the fair value of estimated future costs.

The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. These estimates require the extensive use of judgment about the nature, cost and timing of the work to be completed, and may change with future changes to costs, environmental laws, and regulations and remediation practices. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

d)	Share based payments

The Company grants stock options to buy common shares of the Company to directors, officers, employees, and service providers. The Board of Directors grants such options for periods of up to five years, with vesting periods determined at its sole discretion and at prices equal to or greater than the closing market price on the day preceding the date the options were granted.

The fair value of the options is measured at grant date, using the Black-Scholes option pricing model, and is recognized in the period that the options are earned. The fair value is recognized as an expense with a corresponding increase in equity. The amount recognized as expense is adjusted to reflect the number of share options expected to vest. Forfeitures of stock options are accounted for as incurred.

e)	Financial instruments

All financial instruments must be recognized, initially, at fair value on the consolidated statement of financial position. The Company has classified each financial instrument into the following categories: “fair value through profit or loss”, “loans and receivables”, and “other liabilities”. Subsequent measurement of the financial instruments is based on their respective classification. Unrealized gains and losses on held for trading instruments are recognized in earnings. The other categories of financial instruments are recognized at amortized cost using the effective interest method. The Company had made the following classifications:

Financial Asset or Liability	Category
Cash and cash equivalents	Fair value through profit or loss
Amounts Receivable	Loans and receivables
Reclamation bond	Loans and receivables
Accounts payable and accrued liabilities	Other liabilities
Due to related parties	Other liabilities

f)	Income taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in the consolidated statements of comprehensive loss except to the extent it relates to items recognized in equity.

Current income tax

Current tax expense is based on the results for the period as adjusted for items that are not taxable or not deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred tax

Deferred taxes are the taxes expected to be payable or recoverable on the difference between the carrying amounts of assets in the consolidated statement of financial position and their corresponding tax bases used in the computation of taxable profit, and are accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences between the carrying amounts of assets and their corresponding tax bases. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities:

·	are generally recognized for all taxable temporary differences;
·	are recognized for taxable temporary differences arising on investments in subsidiaries except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future; and
·	are not recognized on temporary differences that arise from goodwill which is not deductible for tax purposes.

Deferred tax assets:

·	are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized; and
·	are reviewed at the end of the reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of an asset to be recovered.

g)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing the net earnings (loss) available to common shareholders by the weighted average number of shares outstanding during the reporting year. Diluted earnings per share is computed similar to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised if in the money and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

h)	Comprehensive income (loss)

Comprehensive income (loss) is the change in the Company's net assets that results from transactions, events and circumstances from sources other than the Company's shareholders and includes items that would not normally be included in net profit such as unrealized gains or losses on available-for-sale investments, gains or losses on certain derivative instruments and foreign currency gains or losses related to self-sustaining operations. The Company's comprehensive income (loss) is presented in the Consolidated Statements of Comprehensive Income (Loss) and the Consolidated Statements of Changes in Equity.

i)	Plant and equipment

Plant and equipment assets are depreciated using the straight-line method based on estimated useful lives, which generally range from 1 to 5 years. Land is not depreciated.

Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of plant and equipment. Expenditures incurred to replace a component of an item of property, plant and equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized. Directly attributable expenses incurred for major capital projects and site preparation are capitalized until the asset is brought to a working condition for its intended use.

These costs include dismantling and site restoration costs to the extent these are recognized as a provision.

The cost of self-constructed assets includes the cost of materials, direct labour and an appropriate portion of normal overheads.

The costs of day-to-day servicing are recognized in profit or loss as incurred. These costs are more commonly referred to as "maintenance and repairs."

Financing costs directly associated with the construction or acquisition of qualifying assets are capitalized at interest rates relating to loans specifically raised for that purpose, or at the average borrowing rate where the general pool of group borrowings is utilized. Capitalization of borrowing costs ceases when the asset is substantially complete.

The depreciation method, useful life and residual values are assessed annually.

Leased assets

Leases in which the Company assumes substantially all risks and rewards of ownership are classified as finance leases. Finance leases are recognized at the lower of the fair value and the present value of the minimum lease payments at inception of the lease, less accumulated depreciation and impairment losses.

Subsequent costs

The cost of replacing part of an item within property, plant and equipment is recognized when the cost is incurred if it is probable that the future economic benefits will flow to the Company and the cost of the item can be measured reliably. All other costs are recognized as an expense as incurred.

Impairment

The Company's tangible assets are reviewed for an indication of impairment at each statement of financial position date. If indication of impairment exists, the asset's recoverable amount is estimated.

An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Impairment losses are recognized in profit and loss for the period.

Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to cash-generating units and then to reduce the carrying amount of the other assets in the unit on a pro-rata basis.

The recoverable amount is the greater of the asset's fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cashgenerating unit to which the asset belongs.

Reversal of impairment

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. An impairment loss with respect to goodwill is never reversed.

j)	Exploration and evaluation

The Company is currently in the exploration stage with all of its mineral interests. Exploration and evaluation costs include the costs of acquiring licenses, costs incurred to explore and evaluate properties, and the fair value, upon acquisition, of mineral properties acquired in a business combination or an asset acquisition.

Exploration and evaluation expenditures are expensed in the period they are incurred except for expenditures associated with the acquisition of exploration and evaluation assets through a business combination or an asset acquisition. Significant property acquisition costs are capitalized only to the extent that such costs can be directly attributed to an area of interest where it is considered likely to be recoverable by future exploitation or sale. Development costs relating to specific properties are capitalized once management has made a development decision.

At each reporting date, the Company determines whether impairment indicators exist based on the Company’s ability to raise financing and significant changes in an individual property’s work program. The Company examines for indicators of impairment, such as the right or financial ability to perform work on a mineral property, future plans for exploration on a property, and management’s intent to advance or not advance a property.

From time to time, the Company may acquire or dispose of mineral interests pursuant to the terms of option agreements. Due to the fact that options are exercisable entirely at the discretion of the optionee, the amounts payable or receivable are not recorded. Option payments are recorded in the period that the payments are made or received. The Company does not accrue costs to maintain mineral interests in good standing.

k)	Impairment Loss

The Company's tangible and intangible assets are reviewed for an indication of impairment at each statement of financial position date. If indication of impairment exists, the asset's recoverable amount is estimated.

An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Impairment losses are recognized in profit and loss for the period.

Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to cash-generating units and then to reduce the carrying amount of the other assets in the unit on a pro-rata basis.

The recoverable amount is the greater of the asset's fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is reversed if there is an indication that there has been a positive change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. An impairment loss with respect to goodwill is never reversed.

l)	Asset held for sale

Assets held for sale are not depreciated, are measured at the lower of carrying amount and fair value less costs to sell, and are presented separately in the consolidated statement of financial position.

m)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, deposits in banks and highly liquid investments with an original maturity of three months or less.

n)	Environmental

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of property, plant and equipment when those obligations result from the acquisition, construction, development or normal operation of the assets. The net present value of future rehabilitation cost estimates is capitalized along with a corresponding increase in the rehabilitation provision in the period incurred. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value. The rehabilitation asset is depreciated on the same basis as mining assets.

The Company's estimates of reclamation costs could change as a result of changes in regulatory requirements and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to mining assets with a corresponding entry to the rehabilitation provision. The Company's estimates are reviewed annually for changes in regulatory requirements, effects of inflation and changes in estimates.

Changes in the net present value, excluding changes in the Company's estimates of reclamation costs, are charged to profit and loss for the period.

The costs of rehabilitation projects that were included in the rehabilitation provision are recorded against the provision as incurred. The cost of on-going current programs to prevent and control pollution is charged against profit and loss as incurred.

o)	Provisions and decommissioning liabilities

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount receivable can be measured reliably.

Decommissioning liabilities include an estimate of the future cost associated with the abandonment and reclamation of property and equipment, discounted to its present value, and capitalized as part of the cost of that asset. The estimated costs are based on the present value of the expenditure expected to be incurred. Changes in the discount rate, estimated timing of decommissioning costs, or cost estimates are dealt with prospectively by recording a change in estimate, and a corresponding adjustment to equipment. The accretion on the decommissioning provision is included in the consolidated statement of comprehensive income (loss).

Actual expenditures incurred are charged against the decommissioning liability. The Company determined that it has no material restoration obligations at 31 December 2017 or 2016.

p)	Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement.

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recorded at the proceeds received, net of direct issue costs.

Other financial liabilities are initially measured at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expenses over the corresponding period. The effective interest rate is the rate that exactly discounts estimated future cash payments over the expected life of the financial liability, or, where appropriate, a shorter period.

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or they expire.

q)	Title to exploration and evaluation properties

Although the Company has taken steps to verify the title to resource properties in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title. Property title may be subject to unregistered prior agreements or transfers.

r)	Share capital

Share capital issued for non-monetary consideration is recorded at an amount based on the fair value of consideration at the time of issuance.